Debt - Warehouse Loan (Details) - Unsecured Debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term line of credit	$ 0	$ 114,023
IH3 warehouse loan
Debt Instrument [Line Items]
Long-term line of credit	0	38,137
IH4 warehouse loan
Debt Instrument [Line Items]
Long-term line of credit	0	4,740
IH5 warehouse loan
Debt Instrument [Line Items]
Long-term line of credit	$ 0	$ 71,146
London Interbank Offered Rate (LIBOR) | IH3 warehouse loan
Debt Instrument [Line Items]
Basis spread	2.75%
London Interbank Offered Rate (LIBOR) | IH4 warehouse loan
Debt Instrument [Line Items]
Basis spread	2.75%
London Interbank Offered Rate (LIBOR) | IH5 warehouse loan
Debt Instrument [Line Items]
Basis spread	2.50%